LONG-TERM EMPLOYEE RELATED BENEFITS	12 Months Ended
Nov. 27, 2016
Compensation Related Costs [Abstract]
LONG-TERM EMPLOYEE RELATED BENEFITS
NOTE 12:	LONG-TERM EMPLOYEE RELATED BENEFITS

Long-term employee-related benefit liabilities primarily consist of the Company’s liabilities for its deferred compensation plans.

Deferred compensation plan for executives and outside directors, established January 1, 2003. The Company has a non-qualified deferred compensation plan for executives and outside directors that was established on January 1, 2003 and amended thereafter. The deferred compensation plan obligations are payable in cash upon retirement, termination of employment and/or certain other times in a lump-sum distribution or in installments, as elected by the participant in accordance with the plan. As of November 27, 2016, and November 29, 2015, these plan liabilities totaled $23.6 million and $24.2 million, respectively, of which $0.9 million and $1.5 million was included in “Accrued salaries, wages and employee benefits” as of November 27, 2016, and November 29, 2015, respectively. The Company held funds of approximately $27.1 million and $26.0 million in an irrevocable grantor’s rabbi trust as of November 27, 2016, and November 29, 2015, respectively, related to this plan. Rabbi trust assets are classified as available-for-sale marketable securities and are included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets. Unrealized gains and losses on these marketable securities are reported as a separate component of stockholders’ equity and included in AOCI on the Company’s consolidated balance sheets.

Deferred compensation plan for executives, prior to January 1, 2003. The Company also maintains a non-qualified deferred compensation plan for certain management employees relating to compensation deferrals for the period prior to January 1, 2003. The rabbi trust is not a feature of this plan. As of November 27, 2016, and November 29, 2015, liabilities for this plan totaled $32.2 million and $35.1 million, respectively, of which $4.5 million and $3.8 million, respectively, was included in “Accrued salaries, wages and employee benefits” on the Company’s consolidated balance sheets.

Interest earned by the participants in deferred compensation plans was $2.5 million, $1.9 million and $5.3 million for the years ended November 27, 2016, November 29, 2015, and November 30, 2014, respectively. The charges were included in “interest expense” in the Company’s consolidated statements of income.